Income Taxes - Summary of Composition of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Components of Deferred Tax Assets and Liabilities [Abstract]
Tax loss carryforwards	$ 25,717	$ 23,445
Allowance for doubtful accounts	462	175
Royalties	69	2,296
Provisions and other assets	11,319	6,037
Property and equipment	(438)	(125)
Others	(429)	(1,070)
Total Deferred Tax Assets	36,700	30,758
Less valuation allowance	(11,349)	(18,007)	$ (42,584)	$ (45,526)
Total Deferred Tax Assets, net	25,351	12,751
Total Deferred Tax Liabilities	0	0
Total Deferred Tax	$ 25,351	$ 12,751